Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	Roxbury Funds
Central Index Key	dei_EntityCentralIndexKey	0001359057
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2012
Roxbury Small-Cap Growth Fund (Prospectus Summary) | Roxbury Small-Cap Growth Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSCIX
Roxbury/Mar Vista Strategic Growth Fund (Prospectus Summary) | Roxbury/Mar Vista Strategic Growth Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMSIX

Roxbury Small-Cap Growth Fund (Prospectus Summary) | Roxbury Small-Cap Growth Fund
SUMMARY SECTION - Roxbury Small-Cap Growth Fund
Investment Objective
The Roxbury Small-Cap Growth Fund (the "Small-Cap Growth Fund" or the "Fund") seeks superior long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Growth Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Roxbury Small-Cap Growth Fund Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load)	none
Maximum sales charge imposed on reinvested dividends (and other distributions)	none
Redemption fee (as a percentage of amounts redeemed within 60 days of purchase)	1.00%
Exchange fee (as a percentage of amounts exchanged within 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Roxbury Small-Cap Growth Fund Institutional Shares
Management fees		1.00%
Distribution (12b-1) and/or Shareholder Service fees		none
Other expenses		0.57%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.58%
Fee Waivers/Expense Reimbursements	[2]	(0.32%)
Total Annual Fund Operating Expenses After Fee Waivers/ Expense Reimbursements	[2]	1.26%
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[2]	The investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Small-Cap Growth Fund to limit the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses ("Excludable Expenses") to 1.25%. Excludable Expenses are expected to exceed 1.25%. The waivers and reimbursements will remain in effect through December 31, 2020 unless terminated sooner by mutual agreement of the Fund's Board of Trustees and the investment adviser.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through December 31, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Roxbury Small-Cap Growth Fund Institutional Shares	128	400	692	1,609

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 138%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Small-Cap Growth Fund, under normal market conditions, invests at least 80%
of its net assets plus any borrowings for investment purposes in the following equity (or equity-related) securities:

• Common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P
SmallCap 600® and Russell 2000® Indices ("small-cap companies");

• Options on, or securities convertible into, the common stock of small-cap companies (such as convertible preferred stock, convertible bonds, warrants, and debentures);

• Options on indices of the common stock of small-cap companies; and

• Contracts for either the future delivery, or payment in respect of the future market value, of certain indices of common stock of small-cap companies, and options upon such futures contracts.

The 80% policy of the Small-Cap Growth Fund may be changed upon sixty (60) days written notice to shareholders.

As a non-fundamental policy, no more than 15% of the Fund's total assets may at anytime be committed or exposed to derivative strategies, which includes options and futures contracts. These derivative instruments will be counted toward the
Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Fund may invest in such instruments for a number of reasons, including for hedging purposes, risk management or other fund management purposes consistent with the
Fund's objective.

The Fund may purchase securities of companies engaged in initial public offerings ("IPOs").

The Fund may from time to time invest in foreign securities including American
Depositary Receipts, and in convertible securities, including preferred stock, warrants and debentures.

In selecting securities, the research process utilized by the investment adviser, Roxbury Capital Management, LLC ("Roxbury"), begins by screening a universe of stocks with market capitalizations of generally less than $2 billion and expected future earnings growth of greater than 15%. Roxbury then performs fundamental and valuation analysis and additional research to select stocks for the Fund.

The Fund maintains a portfolio of approximately 60-90 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions.

Roxbury periodically engages in active trading of Fund securities.

Roxbury generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

As of June 30, 2012, the range of market capitalizations represented by companies in the Russell 2000® Growth Index was between $30 million and $3.8 billion and, as of September 30, 2012, the S&P SmallCap 600® Index was between
$300 million and $1.4 billion. Due to market price adjustments or other events after the time of purchase, it is possible that a company's market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80%
policy. The Fund may invest up to 20% of its assets in stocks of companies in other capitalization ranges.
PRINCIPAL RISKS
An investment in the Fund is subject to the principal risks summarized below, which are further described under "Additional Risk Information."

• It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

• The Fund's share price will fluctuate in response to changes in market value of the Fund's underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

• The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.

• Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. If Roxbury's assessment of a company's prospects for earnings growth or how other investors will value the company's earnings growth is incorrect, the price of the stock may fail to reach the value Roxbury has placed on it.
Growth stock prices tend to fluctuate more dramatically than the overall stock market.

• Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and of any income or distributions the Fund may receive on those securities.
Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

• The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is a risk that the Fund may be unable to terminate or sell a derivative position. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives. Future contracts and options may not always be successful hedges and using them could lower the Fund's total return. Future contracts and options are also subject to the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. The potential loss from the use of futures can exceed the Fund's initial investment in such contracts.

• The price of securities purchased in IPOs can be very volatile. The effect of
IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the
Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.

• The Fund engages in active and frequent trading, resulting in high portfolio turnover. The higher the Fund's portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving taxable gains in the year.

• The performance of the Fund will depend on whether or not Roxbury is successful in pursuing the Fund's investment strategies.
PERFORMANCE INFORMATION
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund's average annual returns for one year, five years and since inception compared with those of the
Russell 2000® Growth Index, which is a broad measure of market performance. This performance information includes performance of the Fund's predecessor, the
Roxbury Small-Cap Growth Fund (a series of WT Mutual Fund) (the "Predecessor
Fund"), for periods prior to February 2, 2007. The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. More recent performance information is available by calling (800)
497-2960.
Average Annual Total Returns for the Calendar Years Since Inception	[1]

Best Quarter Worst Quarter 22.35% -25.90% June 30, 2009 December 31, 2008
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Roxbury Small-Cap Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares	Return Before Taxes	(5.24%)	0.20%	9.05%	Jan 2, 2003
Institutional Shares After Taxes on Distributions	Return After Taxes on Distributions	(5.24%)	(0.46%)	8.21%	Jan 2, 2003
Institutional Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sales of Fund Shares	(3.41%)	(0.01%)	7.68%	Jan 2, 2003
Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	9.28%	Jan 2, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

[1]	The year-to-date return for the Fund is 21.19% as of September 30, 2012.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
Roxbury Small-Cap Growth Fund (Prospectus Summary) | Roxbury Small-Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION - Roxbury Small-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Roxbury Small-Cap Growth Fund (the "Small-Cap Growth Fund" or the "Fund") seeks superior long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 138%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through December 31, 2020). Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Small-Cap Growth Fund, under normal market conditions, invests at least 80%
of its net assets plus any borrowings for investment purposes in the following equity (or equity-related) securities:

• Common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P
SmallCap 600® and Russell 2000® Indices ("small-cap companies");

• Options on, or securities convertible into, the common stock of small-cap companies (such as convertible preferred stock, convertible bonds, warrants, and debentures);

• Options on indices of the common stock of small-cap companies; and

• Contracts for either the future delivery, or payment in respect of the future market value, of certain indices of common stock of small-cap companies, and options upon such futures contracts.

The 80% policy of the Small-Cap Growth Fund may be changed upon sixty (60) days written notice to shareholders.

As a non-fundamental policy, no more than 15% of the Fund's total assets may at anytime be committed or exposed to derivative strategies, which includes options and futures contracts. These derivative instruments will be counted toward the
Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Fund may invest in such instruments for a number of reasons, including for hedging purposes, risk management or other fund management purposes consistent with the
Fund's objective.

The Fund may purchase securities of companies engaged in initial public offerings ("IPOs").

The Fund may from time to time invest in foreign securities including American
Depositary Receipts, and in convertible securities, including preferred stock, warrants and debentures.

In selecting securities, the research process utilized by the investment adviser, Roxbury Capital Management, LLC ("Roxbury"), begins by screening a universe of stocks with market capitalizations of generally less than $2 billion and expected future earnings growth of greater than 15%. Roxbury then performs fundamental and valuation analysis and additional research to select stocks for the Fund.

The Fund maintains a portfolio of approximately 60-90 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions.

Roxbury periodically engages in active trading of Fund securities.

Roxbury generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

As of June 30, 2012, the range of market capitalizations represented by companies in the Russell 2000® Growth Index was between $30 million and $3.8 billion and, as of September 30, 2012, the S&P SmallCap 600® Index was between
$300 million and $1.4 billion. Due to market price adjustments or other events after the time of purchase, it is possible that a company's market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80%
policy. The Fund may invest up to 20% of its assets in stocks of companies in
		other capitalization ranges.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to the principal risks summarized below, which are further described under "Additional Risk Information."

• It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

• The Fund's share price will fluctuate in response to changes in market value of the Fund's underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

• The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.

• Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. If Roxbury's assessment of a company's prospects for earnings growth or how other investors will value the company's earnings growth is incorrect, the price of the stock may fail to reach the value Roxbury has placed on it.
Growth stock prices tend to fluctuate more dramatically than the overall stock market.

• Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and of any income or distributions the Fund may receive on those securities.
Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

• The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is a risk that the Fund may be unable to terminate or sell a derivative position. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives. Future contracts and options may not always be successful hedges and using them could lower the Fund's total return. Future contracts and options are also subject to the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. The potential loss from the use of futures can exceed the Fund's initial investment in such contracts.

• The price of securities purchased in IPOs can be very volatile. The effect of
IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the
Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.

• The Fund engages in active and frequent trading, resulting in high portfolio turnover. The higher the Fund's portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving taxable gains in the year.

• The performance of the Fund will depend on whether or not Roxbury is
		successful in pursuing the Fund's investment strategies.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund's average annual returns for one year, five years and since inception compared with those of the
Russell 2000® Growth Index, which is a broad measure of market performance. This performance information includes performance of the Fund's predecessor, the
Roxbury Small-Cap Growth Fund (a series of WT Mutual Fund) (the "Predecessor
Fund"), for periods prior to February 2, 2007. The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. More recent performance information is available by calling (800)
		497-2960.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund's average annual returns for one year, five years and since inception compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(800) 497-2960
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Returns for the Calendar Years Since Inception	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 22.35% -25.90% June 30, 2009 December 31, 2008
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred
		arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Roxbury Small-Cap Growth Fund (Prospectus Summary) | Roxbury Small-Cap Growth Fund | Russell 2000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
Roxbury Small-Cap Growth Fund (Prospectus Summary) | Roxbury Small-Cap Growth Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends (and other distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of amounts redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee (as a percentage of amounts exchanged within 60 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and/or Shareholder Service fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[3]
Fee Waivers/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers/ Expense Reimbursements	rr_NetExpensesOverAssets	1.26%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2020-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,609
Annual Return 2004	rr_AnnualReturn2004	7.55%
Annual Return 2005	rr_AnnualReturn2005	7.68%
Annual Return 2006	rr_AnnualReturn2006	11.97%
Annual Return 2007	rr_AnnualReturn2007	(0.12%)
Annual Return 2008	rr_AnnualReturn2008	(39.86%)
Annual Return 2009	rr_AnnualReturn2009	42.42%
Annual Return 2010	rr_AnnualReturn2010	24.58%
Annual Return 2011	rr_AnnualReturn2011	(5.24%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.90%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.24%)
5 Years	rr_AverageAnnualReturnYear05	0.20%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
Roxbury Small-Cap Growth Fund (Prospectus Summary) | Roxbury Small-Cap Growth Fund | Institutional Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.24%)
5 Years	rr_AverageAnnualReturnYear05	(0.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
Roxbury Small-Cap Growth Fund (Prospectus Summary) | Roxbury Small-Cap Growth Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sales of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.41%)
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003

[1]	The year-to-date return for the Fund is 21.19% as of September 30, 2012.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[3]	The investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Small-Cap Growth Fund to limit the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses ("Excludable Expenses") to 1.25%. Excludable Expenses are expected to exceed 1.25%. The waivers and reimbursements will remain in effect through December 31, 2020 unless terminated sooner by mutual agreement of the Fund's Board of Trustees and the investment adviser.

Roxbury/Mar Vista Strategic Growth Fund (Prospectus Summary) | Roxbury/Mar Vista Strategic Growth Fund
SUMMARY SECTION - Roxbury/Mar Vista Strategic Growth Fund
Investment Objective
The Roxbury/Mar Vista Strategic Growth Fund (the "Strategic Growth Fund" or the "Fund") seeks superior long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Growth Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Roxbury/Mar Vista Strategic Growth Fund Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load)	none
Maximum sales charge imposed on reinvested dividends (and other distributions)	none
Redemption fee (as a percentage of amounts redeemed within 60 days of purchase)	0.75%
Exchange fee (as a percentage of amounts exchanged within 60 days of purchase)	0.75%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Roxbury/Mar Vista Strategic Growth Fund Institutional Shares
Management fees		0.75%
Distribution (12b-1) and/or Shareholder Service fees		none
Other expenses		4.10%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	4.86%
Fee Waivers/Expense Reimbursements	[2]	(3.95%)
Total Annual Fund Operating Expenses After Fee Waivers/ Expense Reimbursements	[2]	0.91%
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[2]	The investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Strategic Growth Fund to limit the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses ("Excludable Expenses") to 0.90%. Excludable Expenses are expected to exceed 0.90%. The waivers and reimbursements will remain in effect through November 1, 2014 unless terminated sooner by mutual agreement of the Fund's Board of Trustees and the investment adviser.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through November 1, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Roxbury/Mar Vista Strategic Growth Fund Institutional Shares	93	716	1,771	4,422

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 27%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Strategic Growth Fund, under normal market conditions, invests in equity securities that are judged by the Fund's sub-adviser, Mar Vista Investment
Partners, LLC ("Mar Vista"), to have strong growth characteristics and that are undervalued in the marketplace. Under normal circumstances, the Fund will invest primarily (at least 65% of its net assets) in large capitalization securities with a market capitalization which at the time of purchase is consistent with the capitalization ranges of the Russell 1000® Growth Index and S&P 500® Index
("large-cap companies"). The Fund may also invest up to 35% in securities of companies in other capitalization ranges, including small and mid-capitalization stocks.

In selecting securities, Mar Vista, seeks to invest in large-cap businesses that it believes can grow excess returns on capital into the future and which Mar
Vista believes trade at a discount to the value of the companies. Mar Vista utilizes a bottom-up stock selection process to identify growth businesses with a sustainable competitive advantage.

Mar Vista generally sells stocks when it believes the risk/reward characteristics turn negative, the fundamentals deteriorate, a more attractive investment is identified, or it achieves Mar Vista's estimate of fair value.

The Fund maintains a portfolio of approximately 30-50 stocks. However, the actual amount of the portfolio holdings may vary due to market conditions.
Holdings are generally spread across a number of industries/sectors but may have a higher concentration in sectors that Mar Vista believes have greater investment opportunities.

The Fund may purchase securities of companies engaged in initial public offerings ("IPOs").

The Fund may from time to time invest in foreign securities including American
Depositary Receipts.

As of June 30, 2012, the range of market capitalizations represented by companies in the Russell 1000® Growth Index was between $300 million and $546 billion and, as of September 30, 2012, the S&P 500® Index had a minimum market capitalization of $4 billion. Due to market price adjustments or other events after the time of purchase, it is possible that a company's market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a large capitalization for purposes of the 65% policy.
PRINCIPAL RISKS
An investment in the Fund is subject to the principal risks summarized below, which are further described under "Additional Risk Information."

• It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

• The Fund's share price will fluctuate in response to changes in market value of the Fund's underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

• Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. If Mar Vista's assessment of a company's prospects for earnings growth or how other investors will value the company's earnings growth is incorrect, the price of the stock may fail to reach the value Mar Vista has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

• Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap and mid-cap companies may also be more difficult to value than large-cap companies.

• Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and of any income or distributions the Fund may receive on those securities.
Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

• The price of securities purchased in IPOs can be very volatile. The effect of
IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the
Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.

• The performance of the Fund will depend on whether or not Mar Vista is successful in pursuing the Fund's investment strategies.
PERFORMANCE INFORMATION
Performance information is not available for the Fund because it has not yet been in operation for a full calendar year. When available, the performance information will give you some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
Roxbury/Mar Vista Strategic Growth Fund (Prospectus Summary) | Roxbury/Mar Vista Strategic Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION - Roxbury/Mar Vista Strategic Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Roxbury/Mar Vista Strategic Growth Fund (the "Strategic Growth Fund" or the "Fund") seeks superior long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 27%
of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through November 1, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategic Growth Fund, under normal market conditions, invests in equity securities that are judged by the Fund's sub-adviser, Mar Vista Investment
Partners, LLC ("Mar Vista"), to have strong growth characteristics and that are undervalued in the marketplace. Under normal circumstances, the Fund will invest primarily (at least 65% of its net assets) in large capitalization securities with a market capitalization which at the time of purchase is consistent with the capitalization ranges of the Russell 1000® Growth Index and S&P 500® Index
("large-cap companies"). The Fund may also invest up to 35% in securities of companies in other capitalization ranges, including small and mid-capitalization stocks.

In selecting securities, Mar Vista, seeks to invest in large-cap businesses that it believes can grow excess returns on capital into the future and which Mar
Vista believes trade at a discount to the value of the companies. Mar Vista utilizes a bottom-up stock selection process to identify growth businesses with a sustainable competitive advantage.

Mar Vista generally sells stocks when it believes the risk/reward characteristics turn negative, the fundamentals deteriorate, a more attractive investment is identified, or it achieves Mar Vista's estimate of fair value.

The Fund maintains a portfolio of approximately 30-50 stocks. However, the actual amount of the portfolio holdings may vary due to market conditions.
Holdings are generally spread across a number of industries/sectors but may have a higher concentration in sectors that Mar Vista believes have greater investment opportunities.

The Fund may purchase securities of companies engaged in initial public offerings ("IPOs").

The Fund may from time to time invest in foreign securities including American
Depositary Receipts.

As of June 30, 2012, the range of market capitalizations represented by companies in the Russell 1000® Growth Index was between $300 million and $546 billion and, as of September 30, 2012, the S&P 500® Index had a minimum market capitalization of $4 billion. Due to market price adjustments or other events after the time of purchase, it is possible that a company's market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a large capitalization for purposes of the 65% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to the principal risks summarized below, which are further described under "Additional Risk Information."

• It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

• The Fund's share price will fluctuate in response to changes in market value of the Fund's underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

• Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. If Mar Vista's assessment of a company's prospects for earnings growth or how other investors will value the company's earnings growth is incorrect, the price of the stock may fail to reach the value Mar Vista has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

• Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap and mid-cap companies may also be more difficult to value than large-cap companies.

• Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and of any income or distributions the Fund may receive on those securities.
Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

• The price of securities purchased in IPOs can be very volatile. The effect of
IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the
Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.

• The performance of the Fund will depend on whether or not Mar Vista is successful in pursuing the Fund's investment strategies.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not available for the Fund because it has not yet been in operation for a full calendar year. When available, the performance information will give you some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Fund because it has not yet been in operation for a full calendar year.
Roxbury/Mar Vista Strategic Growth Fund (Prospectus Summary) | Roxbury/Mar Vista Strategic Growth Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends (and other distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of amounts redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(0.75%)
Exchange fee (as a percentage of amounts exchanged within 60 days of purchase)	rr_ExchangeFeeOverRedemption	0.75%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.86%	[2]
Fee Waivers/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.95%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers/ Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-11-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	716
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,422

[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[2]	The investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Strategic Growth Fund to limit the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses ("Excludable Expenses") to 0.90%. Excludable Expenses are expected to exceed 0.90%. The waivers and reimbursements will remain in effect through November 1, 2014 unless terminated sooner by mutual agreement of the Fund's Board of Trustees and the investment adviser.